Related Party Transactions - Additional Information (Detail) - Dec. 31, 2022 ¥ in Millions	CNY (¥)	USD ($)
Guangzhou Yuanshiji [Member]
Related Party Transaction [Line Items]
Aggregate principal amount of interest-free loans	¥ 1	$ 145,370
Fuzhou Dianjin [Member]
Related Party Transaction [Line Items]
Payment in advance from related party	¥ 5	$ 709,789